Long-term debt	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Long-term debt
13.
Long-term debt

This note provides information about the contractual terms of the Group’s interest-bearing long-term debt, which is measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign exchange currency and liquidity, see note 25.

	As at	As at
	December 31, 2025	December 31, 2024
Non-current liabilities
Unsecured senior notes	1,722,452	1,652,742
Unsecured revolving facilities	546,713	275,054
Conditional sales contracts	82,717	178,052
Other long-term debt	3,595	3,971
Unsecured term loan	-	199,609
	2,355,477	2,309,428

Current liabilities
Current portion of unsecured senior notes	150,000	-
Current portion of conditional sales contracts	72,121	93,087
Current portion of other long-term debt	377	366
	222,498	93,453

Terms and conditions of outstanding long-term debt are as follows:

					2025		2024
		Currency	Nominal interest rate	Year of maturity	Face value*	Carrying amount	Face value*	Carrying amount

Unsecured revolving facility	a	CAD	CORRA + 1.50%	2028	750,100	546,713	370,000	255,812
Unsecured revolving facility	a	USD	SOFR + 1.50%	2028	-	-	19,310	19,242
Unsecured term loan	a	USD	6.07%	2027	-	-	200,000	199,609
Unsecured senior notes	b	USD	2.89% - 5.64%	2026- 2038	255,000	254,728	255,000	254,631
Unsecured senior notes	b	USD	3.15% - 3.50%	2029- 2036	500,000	499,470	500,000	499,273
Unsecured senior notes	b	USD	2.87% - 3.55%	2029- 2034	200,000	199,731	200,000	199,719
Unsecured senior notes	b	USD	3.50% - 3.80%	2032- 2037	200,000	199,862	200,000	199,846
Unsecured senior notes	b	USD	6.27% - 7.11%	2028- 2043	500,000	499,468	500,000	499,273
Unsecured senior notes	b	CAD	4.52%	2030	150,000	109,597	-	-
Unsecured senior notes	b	CAD	4.94%	2032	75,000	54,798	-	-
Unsecured senior notes	b	CAD	5.33%	2034	75,000	54,798	-	-
Conditional sales contracts(1)	c	Mainly USD	1.45% - 7.40%	2026-2031	164,340	154,838	287,524	271,139
Other long-term debt		USD	3.04%	2027	3,972	3,972	4,337	4,337
						2,577,975		2,402,881

* The face value is presented in the currency of the long-term debt instrument.

(1) Comparative face value was corrected for immaterial error.

The table below summarizes changes to the long-term debt:

	Note	2025	2024
Balance at beginning of year		2,402,881	1,884,182
Proceeds from long-term debt		219,378	500,000
Business combinations	5	-	314,670
Repayment of long-term debt		(320,002)	(536,700)
Net increase in revolving facilities		254,594	261,783
Amortization of deferred financing fees		1,701	2,170
Effect of movements in exchange rates		104,187	(159,433)
Effect of movements in exchange rates - debt
designated as net investment hedge		(84,764)	136,209
Balance at end of year		2,577,975	2,402,881

a)
Unsecured revolving credit facility and unsecured term loan

On May 30, 2025 the Group extended its revolving credit facility until May 30, 2028. Under the new extension, while the total availability remained unchanged, the CAD availability is reduced to CAD $1.135 billion and USD availability increased to $125.0 million. Deferred financing fees of $0.7 million were recognized on the extension.

On March 22, 2024, the Group amended its revolving credit facility, including the addition of a $500.0 million term loan and an extension. Under the new amendment, the revolving credit facility was extended to March 22, 2027. The new agreement also provides the Company with a non-revolving term loan for $500.0 million maturing in 1 to 3 years, $100.0 million each in year one and year two and $300.0 million in year three. Based on certain ratios, the interest rate on the term loan is the sum of SOFR, plus an applicable margin, which can vary between 128 basis points and 190 basis points. The applicable margin on the credit facility was 1.65% at December 31, 2024. Deferred financing fees of $1.3 million were recognized on the increase. The amendment also included the adoption of the Canadian Interest Rate Benchmark Reform, resulting in the replacement of the banker’s acceptance rate in Canada with the Canadian Overnight Repo Rate Average (CORRA), a measure of the cost of overnight general collateral funding in Canadian Dollars using Government of Canada treasury bills and bonds as collateral for repurchase transactions. The change did not have a material impact on the Group’s financial statements.

During the year ended December 31, 2024, the Group repaid, without penalty, $300 million of its term loan.

The revolving credit facility is unsecured and can be extended annually. The Group’s revolving facilities have a total size of $955.2 million (December 31, 2024 - $904.9 million). The agreement provides an additional $184.2 million of credit availability (CAD $245 million and USD $5 million) (December 31, 2024 - $175.0 million). The additional credit is available under certain conditions under the Group’s syndicated revolving credit agreement. As of December 31, 2025, the credit facility’s interest rate on CAD denominated debt was 4.06% (2024 – 5.10%) and on USD denominated debt was 5.33% (2024 – 6.83%).

The debt issuances described above are subject to certain covenants regarding the maintenance of financial ratios. The Group was in compliance with these financial covenants at year-end (see note 25(f)).

b)
Unsecured senior notes

This loan takes the form of senior notes each carrying an interest rate and maturity date as detailed in the table above. These notes may be prepaid at any time prior to maturity date, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount.

On June 27, 2025, the Company received CAD $300 million in proceeds from the issuance of new debts taking the form of unsecured senior notes consisting of three tranches, with terms from 5 to 9 years and bearing fixed interest rates between 4.52% and 5.33%. Deferred financing fees of $0.8 million were recognized as a result of the transaction. The proceeds raised from the debt issuance were used to pay off the unsecured term loan which was due in March 2027 without any penalty.

The debt issuances described above are subject to certain covenants regarding the maintenance of financial ratios. The Group was in compliance with these covenants at year-end (see note 25(f)).

c)
Conditional sales contracts

Conditional sales contracts are secured by certain rolling stock having a carrying value of $166.5 million (December 31, 2024 - $246.1 million,) (see note 8).

d)
Principal installments of long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	-	548,640	-	548,640
Unsecured senior notes	150,000	474,713	1,249,713	1,874,427
Conditional sales contracts	72,121	82,360	357	154,838
Other long-term debt	377	3,594	-	3,971
	222,498	1,109,307	1,250,070	2,581,876